Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 14 — Related Party Transactions
Cue Health, Inc.
In August 2021, the Company entered into a
six-month
subscription arrangement with Cue Health Inc. for the purchase of
COVID-19
test readers and the related test cartridges. Under Cue Health Inc.’s standard subscription arrangement, the Company receives a twenty percent (20%) discount on each Cue Reader and fourteen percent (14%) discount on each test cartridge. Mr. Stanford, a member of the Board, served on the board of directors of Cue Health Inc. at that time. Funds affiliated with ACME II, an affiliate of Mr. Stanford, collectively beneficially own 9.6% of the outstanding common stock of Cue Health Inc. Mr. Stanford was not involved in the negotiation of the Company’s arrangement with Cue Health Inc. The Company conducted its independent evaluation of Cue’s services and determined in its sole judgment Cue’s product and services were the best option for the Company to ensure it could maintain a safe and productive work environment. The Company made no purchases during the year ended December 31, 2023 and had purchases in the amount of $1.0 million during the year ended December 31, 2022. The agreement was terminated in the fourth quarter of 2022.
Subsequent Financings
As described in
Note 7 — Long-term Debt and Warrants,
ACME II, an affiliate of Mr. Stanford, acquired a portion of the Original Notes and also purchased Bridge Notes and Bridge Warrants, which were then amended and restated by the Convertible Notes and Company Warrants effective November 21, 2023. As of December 31, 2023, the outstanding principal balance of Convertible Notes and number of shares underlying the Company Warrants held by ACME II is $5.1 million and 2,212,768 shares, respectively.
Also, on November 21, 2023, and as further described in
Note 7 — Long-term Debt and Warrants
, the Kemp Trust and Dr. London purchased Convertible
Notes
having a Stated Principal Amount (as defined in the Convertible Notes) of $2.0 million and $1.0 million, respectively, as well as Company Warrants to purchase 866,337 and 433,168 shares of Class A Common Stock, respectively.
See
Note 15 — Subsequent Events
for information concerning additional related party transactions occurring after December 31, 2023.